[redacted]

12028463

NASDAQ
THE NASDAQ OMX GROUP

Received SEC

DEC 05 2012

Washington, DC 20549

001- 09247

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail: filer-support@sec.gov

December 5, 2012

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 9, 2012, The Nasdaq Stock Market (the "Exchange") received from CA, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Stock Purchase Rights

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery